UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-286596-03

Central Index Key Number of issuing entity: 0002121298

Benchmark 2026-B43 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-286596

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Citi Real Estate Funding Inc.

(Central Index Key number 0001701238)

German American Capital Corporation

(Central Index Key number 0001541294)

Goldman Sachs Mortgage Company

(Central Index Key number 0001541502)

Bank of America, National Association

(Central Index Key number 0001102113)

Barclays Capital Real Estate Inc.

(Central Index Key number 0001549574)

UBS AG New York Branch

(Central Index Key number 0001685185)

Bank of Montreal

(Central Index Key number 0000927971)

(Exact names of sponsors as specified in their respective charters)

Richard Simpson, Citigroup Commercial Mortgage Securities Inc., (212) 816-5343

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: April 27, 2026	By:	/s/ Richard Simpson
		Name:	Richard Simpson
		Title:	President

BMARK 2026-B43 - Form ABS-EE